Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan
Stock Option Plan

(7)           Stock Option Plan

The Company adopted the Independent Director Stock Option Plan (“Plan”) with the commencement of our first offering in 1994.  A total of 50 shares were authorized and reserved for issuance under this Plan.  Only independent directors were eligible to participate in the Plan.  The Plan granted each Independent Director an option to acquire 3 shares of common stock as of the date they become a director and an additional 1 share on the date of each annual stockholders’ meeting.  The options for the initial 3 shares granted are exercisable as follows: 1 share on the date of grant and 1 share on each of the first and second anniversaries of the date of grant.  The succeeding options are exercisable on the second anniversary of the date of grant.  As of December 31, 2011, options to purchase all 50 authorized shares were issued, of which 29 have been exercised and 6 were retired.  The remaining options have exercise prices ranging from $10.45 to $15.62 per share.

In 2005, the Company adopted the 2005 Equity Award Plan (“2005 Plan”).  The 2005 Plan governs grants of equity based awards to our officers, employees and directors.  A total of 42 options have been issued to board members and a total of 21 have been issued to certain of the Company’s executive officers as of December 31, 2011, of which one has been exercised.  The outstanding options have exercise prices ranging from $6.85 to $19.96 per share.